Average Annual Total Returns - FidelityEquity-IncomeK6Fund-PRO - FidelityEquity-IncomeK6Fund-PRO - Fidelity Equity-Income K6 Fund	Mar. 30, 2024
Fidelity Equity-Income K6 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	10.80%
Since Inception	10.35%	[1]
RS008
Average Annual Return:
Past 1 year	11.66%
Since Inception	8.83%	[1]

[1]	A From June 13, 2019 .